Pension Plans and Retiree Benefits - Summary of Amounts Recorded in A Regulatory Asset (Liability) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit
Defined Benefit Plan Disclosure
Past service cost (credit)	$ 1.1	$ 0.8
Net actuarial loss (gain)	127.1	188.2
Recognized in regulatory asset (liability)	128.2	189.0
Post- Retirement Benefits
Defined Benefit Plan Disclosure
Past service cost (credit)	(105.4)	(110.2)
Net actuarial loss (gain)	(155.8)	(52.6)
Recognized in regulatory asset (liability)	(261.2)	(162.8)
Canada | Defined Benefit
Defined Benefit Plan Disclosure
Past service cost (credit)	0.0	0.0
Net actuarial loss (gain)	0.0	0.0
Recognized in regulatory asset (liability)	0.0	0.0
Canada | Post- Retirement Benefits
Defined Benefit Plan Disclosure
Past service cost (credit)	0.0	0.0
Net actuarial loss (gain)	0.0	0.0
Recognized in regulatory asset (liability)	0.0	0.0
United States | Defined Benefit
Defined Benefit Plan Disclosure
Past service cost (credit)	1.1	0.8
Net actuarial loss (gain)	127.1	188.2
Recognized in regulatory asset (liability)	128.2	189.0
United States | Post- Retirement Benefits
Defined Benefit Plan Disclosure
Past service cost (credit)	(105.4)	(110.2)
Net actuarial loss (gain)	(155.8)	(52.6)
Recognized in regulatory asset (liability)	$ (261.2)	$ (162.8)